ESOP Expense - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
ESOP plan scheme				The Company matches the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on March 31 and September 30 each year.		The Company matches the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on March 31 and September 30 each year.
Percentage of employer contribution as a percentage of employee contribution deferral				3.00%		3.00%
Percentage of salary				2.00%		2.00%
Eligible employee compensation in common stock	1.00%					2.50%
Eligible employee compensation in cash	1.50%
Recognized ESOP expense		$ 3,400,000	$ 3,800,000	$ 7,000,000	$ 7,200,000	$ 13,800,000	$ 13,800,000	$ 13,200,000
Prior year expense								1,200,000
Employee funds used for purchase of common stock						930,000
Redeemable common stock, issued value						13,800,000
ESOP [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Estimated fair value of share price		$ 8.10	$ 16.25	$ 8.10	$ 16.25	$ 8.10
Common Shares Issued for Stock Options [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Prior year expense								$ 11,000,000